Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Management Agreement Termination Liability

Pursuant to the terms of the Settlement Agreements, Settlement Distributions terminated on September 30, 2020.

Termination liability at January 1, 2019	$-
Additions to liability	337
Change in fair value recognized in non-operating income (expense)	(176)
Settlement distributions	(46)
Termination liability at December 31, 2019	116
Change in fair value recognized in non-operating income (expense)	(26)
Settlement distributions	(90)
Termination liability at December 31, 2020	$-